Sales - Summary of Sales (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of performance obligations [line items]
Sales of goods		₩ 58,702,209	₩ 56,684,312	₩ 56,894,876
Sales related to rendering of services		456,400	429,350	408,290
Sales of construction services		754,998	812,175	1,264,916
Total revenue from external customers (Notes 4, 35, 45, 47)		59,913,607	57,925,837	58,568,082
Domestic
Disclosure of performance obligations [line items]
Sales of goods		58,261,006	56,380,608	56,609,330
Sales related to rendering of services		252,216	223,075	222,106
Sales of construction services		159,262	170,895	110,692
Total revenue from external customers (Notes 4, 35, 45, 47)		58,672,484	56,774,578	56,942,128
Domestic | Electricity
Disclosure of performance obligations [line items]
Sales of goods		57,210,231	55,730,985	55,939,001
Domestic | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods		232,294	198,715	220,948
Domestic | Others
Disclosure of performance obligations [line items]
Sales of goods		818,481	450,908	449,381
Domestic | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		58,261,006	56,380,608	56,609,330
Domestic | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		411,478	393,970	332,798
Overseas
Disclosure of performance obligations [line items]
Sales of goods		441,203	303,704	285,546
Sales related to rendering of services		204,184	206,275	186,184
Sales of construction services		595,736	641,280	1,154,224
Total revenue from external customers (Notes 4, 35, 45, 47)	[1]	1,241,123	1,151,259	1,625,954
Overseas | Electricity
Disclosure of performance obligations [line items]
Sales of goods		0	0	0
Overseas | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods		0	0	0
Overseas | Others
Disclosure of performance obligations [line items]
Sales of goods		441,203	303,704	285,546
Overseas | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		441,203	303,704	285,546
Overseas | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		₩ 799,920	₩ 847,555	₩ 1,340,408

[1]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.